Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Franchise Arrangements [Line Items]
Schedule Of Revenues From Franchised Restaurants

	2013	2012	2011
Rent.................................................................	$171,859	$161,591	$152,380
Initial fees (i) ...............................................	929	780	514
Royalty fees (ii) ...............................................	639	652	627
Total...............................................................	$173,427	$163,023	$153,521

(i)	Disclosed net of initial fees paid to McDonald’s Corporation for $1,150, $882 and $518 in 2013, 2012 and 2011, respectively.
(ii)	Disclosed net of royalties fees paid to McDonald’s Corporation for $69,933, $65,756 and $60,261 in 2013, 2012 and 2011, respectively.

Schedule Of Future Minimum Rent Payments

	Restaurants	Others	Total

2014...........................................	$148,558	$8,019	$156,577
2015...........................................	137,536	6,987	144,523
2016.........................................7	125,352	5,795	131,147
2017...........................................	114,213	5,325	119,538
2018...........................................	100,593	2,612	103,205
Thereafter...................................	497,740	4,454	502,194
Total minimum payments.....................	$1,123,992	$33,192	$1,157,184

Rent Payments Due To Company [Member]
Franchise Arrangements [Line Items]
Schedule Of Future Minimum Rent Payments

	Owned sites	Leased sites	Total

2014.........................................................	$21,899	$20,053	$41,952
2015.........................................................	20,508	17,505	38,013
2016.........................................................	18,363	15,124	33,487
2017.........................................................	16,401	13,992	30,393
2018.........................................................	13,565	13,052	26,617
Thereafter.................................................	70,099	60,996	131,095
Total.........................................................	$160,835	$140,722	$301,557